Note 12 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal			$ 0	$ 0
State			3	3
Foreign			473	257
Total Current			476	260
Deferred:
Federal			0	0
State			0	0
Foreign			0	0
Total Deferred			0	0
Provision for income taxes	$ 29	$ 95	$ 476	$ 260